ETF4 P1 10/20

SUPPLEMENT DATED OCTOBER 22, 2020

TO THE PROSPECTUS DATED AUGUST 1, 2020

OF

FRANKLIN LIBERTY FEDERAL INTERMEDIATE TAX-FREE BOND OPPORTUNITES ETF

FRANKLIN LIBERTY FEDERAL TAX-FREE BOND ETF

(each a series of Franklin Templeton ETF Trust)

Effective November 2, 2020, the prospectus will be amended as follows:

I. The portfolio management team under the “FUND SUMMARIES – Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF – Portfolio Managers” section in the prospectus is replaced with the following:

Portfolio Managers

Ben Barber, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since August 2020.

Daniel Workman, CFA   Vice President of Advisers and portfolio manager of the Fund since inception (2017).

Francisco Rivera   Vice President of Advisers and portfolio manager of the Fund since November 2020.

James Conn, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since inception (2017).

II. The portfolio management team under the “FUND SUMMARIES – Franklin Liberty Federal Tax-Free Bond ETF– Portfolio Managers” section in the prospectus is replaced with the following:

Portfolio Managers

Ben Barber, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since August 2020.

Daniel Workman, CFA   Vice President of Advisers and portfolio manager of the Fund since November 2020.

Francisco Rivera   Vice President of Advisers and portfolio manager of the Fund since November 2020.

James Conn, CFA   Senior Vice President of Advisers and portfolio manager of the Fund since inception (2017).

III. The portfolio management team under the “Fund Details – Management” section in the prospectus is replaced with the following:

Franklin Liberty Federal Intermediate Tax-Free Bond Opportunities ETF

The Fund is managed by a team of dedicated professionals focused on investments in tax-free municipal securities. The portfolio managers of the team are as follows:

Ben Barber, CFA   Senior Vice President of Advisers

Mr. Barber has been a portfolio manager of the Fund since August 2020. He is the Director of Franklin's Municipal Bond Department. Prior to joining Franklin Templeton, he was co-head of municipal bonds at Goldman Sachs Asset Management. He first joined Franklin Templeton in 1991 and rejoined again in April 2020.

Daniel Workman, CFA   Vice President of Advisers

Mr. Workman has been a portfolio manager of the Fund since inception. He joined Franklin Templeton in 2003.

Francisco Rivera   Vice President of Advisers

Mr. Rivera has been portfolio manager of the Fund since November 2020. He joined Franklin Templeton in 1994.

James Conn, CFA   Senior Vice President of Advisers

Mr. Conn has been a portfolio manager of the Fund since inception. He joined Franklin Templeton in 1996.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

Franklin Liberty Federal Tax-Free Bond ETF

The Fund is managed by a team of dedicated professionals focused on investments in tax-free municipal securities. The portfolio managers of the team are as follows:

Ben Barber, CFA   Senior Vice President of Advisers

Mr. Barber has been a portfolio manager of the Fund since August 2020. He is the Director of Franklin's Municipal Bond Department. Prior to joining Franklin Templeton, he was co-head of municipal bonds at Goldman Sachs Asset Management. He first joined Franklin Templeton in 1991 and rejoined again in April 2020.

Daniel Workman, CFA   Vice President of Advisers

Mr. Workman has been a portfolio manager of the Fund since November 2020. He joined Franklin Templeton in 2003.

Francisco Rivera   Vice President of Advisers

Mr. Rivera has been portfolio manager of the Fund since November 2020. He joined Franklin Templeton in 1994.

James Conn, CFA   Senior Vice President of Advisers

Mr. Conn has been a portfolio manager of the Fund since inception. He joined Franklin Templeton in 1996.

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

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Please keep this supplement with your prospectus for future reference.